Description of Organization and Business Operations (Details) - USD ($)			2 Months Ended	9 Months Ended
	Feb. 12, 2021	Dec. 31, 2020	Feb. 12, 2021	Sep. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	34,500,000
Offering costs	$ 19,200,000		$ 19,200,000
Deferred underwriting commissions	12,075,000		12,075,000
Generating proceeds			$ 345,000,000.0	$ 345,000,000
Percentage of trust account required for business combination		80.00%	80.00%	80.00%
Net tangible assets	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage		15.00%	15.00%	15.00%
Redeem public shares, percentage		100.00%	100.00%	100.00%
Dissolution expenses		$ 100,000	$ 100,000	$ 100,000
Initial held in the trust account (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Public price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Balance at bank	$ 3,000,000.0		$ 3,000,000.0	$ 1.6
Working capital deficit			$ 2,300,000	$ 1.9
Cash		$ 0
Net working capital		$ 400
Common stock par or stated value per share		$ 12.00
Term of restricted investments		185 days
Proposed business combination, description				As a result of the Mergers, among other things, each outstanding share of common stock of Core Scientific (“Core Scientific Common Stock”) will be cancelled in exchange for the right to receive a number of shares of Class A common stock of the Company in an amount that is approximately equal to the quotient obtained by dividing (a) an amount equal to (x) $4.0 billion, divided by (y) the number of shares of Core Scientific Common Stock on a fully-diluted basis, by (b) $10.00.
Vesting period				5 years
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of trust account required for business combination			50.00%
Percentage of issued and outstanding voting securities		50.00%		50.00%
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrants or rights subscribed but not issued		5,666,667
Class of warrants or rights issue price per unit		$ 1.50
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net proceeds			$ 345,000,000.0	$ 345,000,000.0
Units price per share (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	4,500,000
Purchase an additional units (in Shares)	4,500,000
Price per share (in Dollars per share)	$ 10.00		10.00
Generated gross proceeds	$ 345,000,000.0
Shares issued price per share	$ 10.00		$ 10.00
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Private placement warrants (in Shares)	6,266,667		6,266,667	6,266,667
Warrant price per share (in Dollars per share)	$ 1.50		$ 1.50	$ 1.50
Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sponsor payment	$ 25,000		$ 25,000	$ 25,000
Loan amount			$ 90,000	$ 90,000
Inclusive Of Overallotment Option [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrants or rights subscribed but not issued		6,266,667
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Weighted average price per share (in Dollars per share)				12.50
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	34,500,000
Price per share (in Dollars per share)		$ 10.00
Common stock shares subscribed but not issued		30,000,000
Shares issued price per share		$ 10.00
Class A Common Stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares subscribed but not issued		4,500,000
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par or stated value per share	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Class A Common Stock [Member] | Initial Public Offering Including Overallotement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares subscribed but not issued		34,500,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating proceeds			$ 9,400,000
Sponsor [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating proceeds				$ 9,400,000
Common Class B [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares, percentage				20.00%